Other-Financial Assets : Loans and receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	₩ 718,674	₩ 905,641
Gross amount
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	763,330	955,378
Allowance for doubtful accounts
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	(4,952)	(8,948)
Present value discount
Loans and Leases Receivable Disclosure [Line Items]
Loans and receivables	(39,704)	(40,789)
Short-term loans and receivables
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	32,341	32,787
Loans for housing	15,572	14,126
Loans for related parties	0	0
Fisheries loan	320	352
Other loans	74,420	196,068
Loans and receivables	122,653	243,333
Short-term loans and receivables | Gross amount
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	33,333	33,763
Loans for housing	15,572	14,126
Loans for related parties	0	0
Fisheries loan	320	352
Other loans	74,432	196,068
Loans and receivables	123,657	244,309
Short-term loans and receivables | Allowance for doubtful accounts
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	0	0
Loans for housing	0	0
Loans for related parties	0	0
Fisheries loan	0	0
Other loans	(12)	0
Loans and receivables	(12)	0
Short-term loans and receivables | Present value discount
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	(992)	(976)
Loans for housing	0	0
Loans for related parties	0	0
Fisheries loan	0	0
Other loans	0	0
Loans and receivables	(992)	(976)
Long-term loans and receivables
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	376,234	369,087
Loans for housing	167,723	140,452
Loans for related parties	41,868	85,633
Fisheries loan	587	863
Other loans	9,609	66,273
Loans and receivables	596,021	662,308
Long-term loans and receivables | Gross amount
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	414,893	408,803
Loans for housing	167,723	140,452
Loans for related parties	46,798	94,581
Fisheries loan	640	960
Other loans	9,619	66,273
Loans and receivables	639,673	711,069
Long-term loans and receivables | Allowance for doubtful accounts
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	0	0
Loans for housing	0	0
Loans for related parties	(4,930)	(8,948)
Fisheries loan	0	0
Other loans	(10)	0
Loans and receivables	(4,940)	(8,948)
Long-term loans and receivables | Present value discount
Loans and Leases Receivable Disclosure [Line Items]
Loans for tuition	(38,659)	(39,716)
Loans for housing	0	0
Loans for related parties	0	0
Fisheries loan	(53)	(97)
Other loans	0	0
Loans and receivables	₩ (38,712)	₩ (39,813)